Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Provisions

	December 31, 2024	December 31, 2023
Financial guarantees and loan commitments	22,779,855	13,005,597
Other provisions	24,318,428	32,123,038
Provisions commercial claims	16,298,010	19,709,153
Provisions tax claims	1,187,703	4,203,405
Provisions labor-related	1,179,832	1,987,934
Others	5,652,883	6,222,546
TOTAL	47,098,283	45,128,635

Change In Provisions
Changes in fiscal year 2024 and 2023 are included below:

Accounts	Balances as of December 31, 2023	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2024
Financial guarantees and loan commitments	13,005,597	19,499,523	—	—	(9,725,265)	22,779,855
Other provisions	32,123,038	28,207,132	(980,972)	(5,827,558)	(29,203,212)	24,318,428
Provisions commercial claims	19,709,153	10,432,283	—	(1,340,317)	(12,503,109)	16,298,010
Provisions labor-related	1,987,934	4,606,370	—	(4,320,231)	(1,094,241)	1,179,832
Provisions tax claims	4,203,405	94,354		(151,405)	(2,958,651)	1,187,703
Others	6,222,546	13,074,125	(980,972)	(15,605)	(12,647,211)	5,652,883
TOTAL PROVISIONS	45,128,635	47,706,655	(980,972)	(5,827,558)	(38,928,477)	47,098,283

Accounts	Balances as of December 31, 2022	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2023
Financial guarantees and loan commitments	18,270,055	10,561,016	—	—	(15,825,474)	13,005,597
Other provisions	40,519,694	35,909,633	(226,713)	(10,688,020)	(33,391,556)	32,123,038
Provisions commercial claims	23,707,896	23,785,701	—	(7,907,980)	(19,876,464)	19,709,153
Provisions labor-related	4,169,288	3,539,147	—	(2,365,126)	(3,355,375)	1,987,934
Provisions tax claims	4,033,561	2,803,761	—	(78,249)	(2,555,668)	4,203,405
Others	8,608,949	5,781,024	(226,713)	(336,665)	(7,604,049)	6,222,546
TOTAL PROVISIONS	58,789,749	46,470,649	(226,713)	(10,688,020)	(49,217,030)	45,128,635

Expected Term to Settle Obligations
The expected terms to settle these obligations are as follows:

December 31, 2024
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	22,779,855	—
Other provisions	5,869,817	18,448,611
Provisions commercial claims	3,466,941	12,831,069
Provisions labor-related	201,894	977,938
Provisions tax claims	801,672	386,031
Others	1,399,310	4,253,573

December 31, 2023
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	13,005,597	—
Other provisions	22,919,769	9,203,269
Provisions commercial claims	17,901,727	1,807,426
Provisions labor-related	400,011	1,587,923
Provisions tax claims	1,817,060	2,386,345
Others	2,800,971	3,421,575